Acquisitions - Summary of The Fair Values of Assets Acquired and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill	$ 1,113,766	$ 30,047
Ours Technology [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	153
Prepaid expenses and other current assets	23
Property and equipment	218
Other assets	9
Acquisition related intangible assets	19,000
Goodwill	23,477
Accounts payable	(46)
Deferred tax liability	(2,013)
Total	40,821
Apparate USA LLC [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	310,540
Prepaid expenses and other current assets	6,229
Property and equipment	63,395
Operating lease right-of-use assets	41,915
Other assets	18,351
Acquisition related intangible assets	545,500
Goodwill	1,060,159
Accounts payable	(1,860)
Related party payable	(46,970)
Accrued expenses and other current liabilities	(37,796)
Operating lease liabilities	(40,413)
Deferred tax liability	(3,342)
Total	$ 1,915,708